Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares, par value	$ 0.00125
Ordinary shares, shares authorized	100,000,000
Ordinary shares, shares issued	40,000,000
Ordinary shares, shares outstanding	40,000,000
Class A Ordinary Shares [Member]
Ordinary shares, par value	$ 0.00125	$ 0.00125
Ordinary shares, shares authorized	60,000,000	60,000,000
Ordinary shares, shares issued	4,361,360	4,361,360
Ordinary shares, shares outstanding	4,361,360	4,361,360
Class B Ordinary Shares [Member]
Ordinary shares, par value	$ 0.00125	$ 0.00125
Ordinary shares, shares authorized	39,000,000	39,000,000
Ordinary shares, shares issued	35,638,640	35,638,640
Ordinary shares, shares outstanding	35,638,640	35,638,640